Convertible Loan - Schedule of convertible loan (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Debt Instrument [Line Items]
Less: Current portion	$ (2,009)	$ (1,871)
Convertible Loan [Member] | Liability Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	1,871	3,554
Principal payment	0	(3,000)
Interest payment	(31)	(337)
Accretion and interest	169	1,654
Balance, end of period	2,009	1,871
Less: Current portion	(2,009)	(1,871)
Non-Current portion	0	0
Convertible Loan [Member] | Derivative Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	0	120
Reclassification to equity	(120)	(120)
Balance, end of period	$ 0	$ 0